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MuniHoldings Fund, Inc.

                                April 30, 1997


VIA ELECTRONIC FILING
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

        Re:     MuniHoldings Fund, Inc.
                Pre-Effective Amendment No. 2 under the
                Securities Act of 1933 and Amendment No. 2
                under the Investment Company Act of 1940 to the
                Registration Statement on Form N-2
                (Files Nos. 333-22645 and 811-08081
                --------------------------------------------------


Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), MuniHoldings Fund, Inc. (the "Fund") hereby certifies that:

        (1) the form of prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2, constituting the most recent amendment to the Fund's Registration Statement on Form N-2; an d

        (2) the text of Pre-Effective Amendment No. 2 to the Fund's
            Registration Statement on Form N-2 was filed electronically with the Securities and Exchange Commission on April 29, 1997.

                                        Very truly yours,


                                        MUNIHOLDINGS FUND, INC.

                                        By: /s/ Alice A. Pellegrino
                                            Alice A. Pellegrino
                                            Assistant Secretary